Expense Example - Janus Henderson U.S. Real Estate ETF - Janus Henderson U.S. Real Estate ETF	Jun. 21, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	$ 208